COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of commitments
The Company has entered into various commitments as follows:

	Payments Due by Period
(US $ millions)	Less than 1 Year	1–5 Years	Thereafter	Total
Purchase commitments	$37	$38	$48	$123
Lease obligations	8	11	4	23
Reforestation obligations	1	2	1	4
	$46	$51	$53	$150